Right of Use Asset and Operating Lease Liability- Schedule of cash flows of lease liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Leases [Abstract]
Cash flows from operating leases	$ 1,644	$ 1,391